Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Fuel-retail	$ 42,779	$ 46,195
Fuel-other wholesale	283,021	302,675
Fuel-consignment	3,801	7,337
Merchandise	116,694	113,774
Equipment and maintenance spare parts	13,162	13,520
Other	7,834	7,802
Inventories, net	$ 467,291	$ 491,303